Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes
5. Income Taxes
As a REIT, the Company generally will not be subject to federal income tax. It is still subject, however, to state and local income taxes and to federal income and excise tax on its undistributed income. STORE Investment Corporation is the Company’s wholly owned taxable REIT subsidiary (“TRS”) created to engage in non-qualifying
REIT activities. The TRS is subject to federal, state and local income taxes.
Following the Merger, the Company’s new ownership structure and status as a privately held REIT caused multiple state income tax jurisdictions to view the Company as a captive REIT. Within the jurisdictions where the Company is treated as a captive REIT, the dividends paid deduction may be disallowed, resulting in state income tax liabilities to which the Company was not previously subject when it was publicly traded.
Based on the projected increase in income tax liabilities related to STORE Capital’s new status as a captive REIT in multiple state tax jurisdictions, the Company, in addition to its existing obligation to compute current income tax expense, is now in a position where it needs to calculate deferred income taxes attributable to its temporary differences. While current income taxes are based upon the current period’s income taxable for state tax reporting purposes, deferred income taxes (benefits) are provided for certain income and expenses, which are recognized in different periods for tax and financial reporting purposes. Deferred tax assets and liabilities are computed for differences between the financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the period in which the differences are expected to affect taxable income, and net operating loss (“NOL”) carryforwards.
The components of the Company’s income tax provision are listed below (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2024	Period from February 3, 2023 through December 31, 2023	Period from January 1, 2023 through February 2, 2023	Year Ended December 31, 2022
Current state income tax	$6,079	$6,776	$703	$884
Deferred state income tax (benefit) expense	(4,132)	15,791	—	—

Total income tax expense	$1,947	$22,567	$703	$884

A reconciliation of the expected tax computed at the U.S. statutory federal income tax rate to the total benefit for income taxes is shown below (in thousands):

	Successor
	Year Ended December 31, 2024		Period from February 3, 2023 through December 31, 2023 (a)
	Amount	Percent	Amount	Percent
Income (loss) before taxes	$126,040	100.0%	$(116,092)	100.0%
Income tax benefit at federal statutory rate	26,469	21.0%	(24,379)	21.0%
State taxes, net of federal benefit	2,554	2.0%	(1,109)	1.0%
Income excluded from US taxation	(26,469)	(21.0)%	24,379	(21.0)%
Difference and changes in tax rates	2,249	1.8%	(86)	0.1%
Return to provision and other	(612)	(0.5)%	255	(0.2)%
Change in valuation allowance	(2,244)	(1.8)%	23,507	(20.3)%

Tax on income	$1,947	1.5%	$22,567	(19.4)%

(a)
The Company’s income tax expense was immaterial for the period from January 1, 2023 to February 2, 2023 and for the year ended December 31, 2022, therefore a reconciliation was not presented for such periods.

As required by ASC Topic 740,
Income Taxes
, management of the Company has evaluated the evidence bearing upon the realizability of its deferred tax assets, which is ultimately dependent upon the sources of future taxable income during the periods temporary differences become deductible. Based on the weight of available evidence, both positive and negative, management has determined that it is
“more-likely-than-not”
that the Company will not realize the benefits of some of its deferred tax assets. Accordingly, the Company recorded a valuation allowance of $24.2 million and $26.4 million for the year ended December 31, 2024 and the period from February 3, 2023 through December 31, 2023, respectively. The valuation allowance decreased by $2.2 million primarily as a result of changes in tax rates and book and tax values of fixed assets, intangible assets and debt balances.
Significant components of the Company’s deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2024	2023
Deferred tax assets:
Property and equipment, net	$22,538	$25,870
Other deferred tax asset	2,326	2,359

Total deferred tax assets	24,864	28,229
Less valuation allowance	(24,173)	(26,417)

Net deferred tax asset	691	1,812
Deferred tax liabilities:
Intangible assets	(6,437)	(9,001)
Ground lease assets	(965)	(1,133)
Debt discount and deferred financing costs	(4,827)	(7,469)
Other deferred tax liabilities	(121)	—

Total deferred tax liabilities	(12,350)	(17,603)

Net deferred tax liability	$(11,659)	$(15,791)

Certain state tax returns filed for 2020 and federal and state tax returns filed for 2021 through 2023 are subject to examination by these jurisdictions. As of December 31, 2024, management concluded that there is no tax liability relating to uncertain income tax positions. The Company’s policy is to recognize interest related to any underpayment of income taxes as interest expense and to recognize any penalties as general and administrative expense. There was no accrual for interest or penalties at December 31, 2024 or December 31, 2023.
The Company’s common stock distributions were characterized for federal income tax purposes as
follows (per share for Predecessor periods):

	Successor (a)		Predecessor (b)
	Year Ended December 31, 2024	Period from February 3, 2023 through December 31, 2023	Period from January 1, 2023 through February 2, 2023	Year Ended December 31, 2022
Ordinary income dividends	$352,856,002	$284,026,090	$—	$1.1550
Return of capital	386,143,998	225,973,910	—	—
Cash liquidation distributions	—	—	32.2500	0.4100

Total	$739,000,000	$510,000,000	$32.2500	$1.5650

(a)
For the Successor period ended December 31, 2024 and December 31, 2023, there were 1,000 common shares authorized, issued and outstanding. Successor preferred shares and distributions thereon are excluded from the table above.

(b)	For the Predecessor periods ended February 2, 2023 and December 31, 2022, there were 375,000,000 common shares authorized and 282,684,998 shares issued and outstanding.